Related parties - Remuneration of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related parties
Short-term remuneration & compensation	€ 2,053	€ 2,038
Post-employment benefits	88	49
Share based payment	1,313	2,314
Total	€ 3,454	€ 4,401